Submission	Jun. 03, 2026
Submission [Line Items]
Central Index Key	0001590877
Registrant Name	REGENXBIO Inc.
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES